Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Segment Reporting Information [Line Items]
Revenues	¥ 632,721	¥ 547,097	¥ 1,241,534	¥ 1,084,738
Segment profits	82,119	45,037	152,719	95,492
Segment assets	13,834,678		13,834,678		¥ 13,563,082
Operating Segment
Segment Reporting Information [Line Items]
Revenues	633,792	548,275	1,242,567	1,087,269
Segment profits	133,259	78,109	240,140	156,776
Segment assets	11,601,482		11,601,482		11,341,789
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues	105,752	88,627	202,514	167,276
Segment profits	12,847	9,159	23,860	11,009
Segment assets	878,068		878,068		872,095
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues	120,483	107,072	230,275	209,144
Segment profits	32,122	17,802	52,401	31,094
Segment assets	1,659,642		1,659,642		1,676,063
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Revenues	92,526	68,053	192,150	157,826
Segment profits	1,566	(307)	1,834	4,294
Segment assets	368,794		368,794		378,698
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues	34,569	36,909	63,898	70,865
Segment profits	5,174	5,878	9,663	13,599
Segment assets	695,445		695,445		489,174
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues	125,907	118,682	235,088	235,754
Segment profits	17,520	17,053	33,009	35,308
Segment assets	1,962,961		1,962,961		1,959,521
Operating Segment | Banking and credit
Segment Reporting Information [Line Items]
Revenues	20,271	20,997	43,097	41,661
Segment profits	9,306	13,267	22,065	25,170
Segment assets	2,709,991		2,709,991		2,690,627
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues	9,285	7,329	17,748	14,876
Segment profits	5,449	(2,057)	618	5,527
Segment assets	615,640		615,640		601,762
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues	37,294	33,090	84,988	57,859
Segment profits	22,451	10,466	47,614	9,881
Segment assets	1,188,438		1,188,438		1,220,081
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues	50,648	36,881	101,104	73,046
Segment profits	15,119	9,914	28,591	17,103
Segment assets	397,073		397,073		369,546
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues	37,057	30,635	71,705	58,962
Segment profits	11,705	¥ (3,066)	20,485	¥ 3,791
Segment assets	¥ 1,125,430		¥ 1,125,430		¥ 1,084,222